Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Securities - 5.4%
Ally Bank Auto Credit-Linked Notes, 5.6810%, 5/17/32 (144A) $ 4,678,847 $ 4,711,231
Ally Bank Auto Credit-Linked Notes, 5.8270%, 5/17/32 (144A) 4,678,847 4,702,815
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.1000%, 6.4471%,
12/26/31 (144A)
‡
6,506,199 6,526,387
Bayview Opportunity Master Fund VII Trust, 5.6700%, 4/15/27 (144A) 2,151,000 2,148,593
Exeter Automobile Receivables Trust, 6.2000%, 4/15/26 4,327,467 4,330,132
Exeter Automobile Receivables Trust, 1.4600%, 10/15/27 6,802,403 6,749,177
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 10,462,552 10,528,973
Liberty, 30 Day Australian Bank Bill Rate + 1.2000%, 5.5383%, 5/25/32
‡
AUD 11,900,641 7,771,119
NOW Trust, 30 Day Australian Bank Bill Rate + 1.4000%, 5.7000%, 6/14/32
‡
AUD 47,064,001 30,736,204
Santander Drive Auto Receivables Trust, 6.0800%, 8/17/26 $ 1,527,836 1,528,645
Santander Drive Auto Receivables Trust, 6.3100%, 7/15/27 5,169,203 5,182,277
Subway Funding LLC, 6.0280%, 7/30/54 (144A) 11,630,000 11,908,537
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A) 11,175,206 11,025,899
United Airlines Pass-Through Trust, 5.8750%, 10/15/27 3,002,587 3,029,302
United Auto Credit Securitization Trust, 6.1700%, 8/10/26 (144A) 3,311,352 3,314,655
Westlake Automobile Receivables Trust, 5.9600%, 10/15/26 (144A) 6,910,797 6,918,850
Total Asset-Backed Securities (cost $121,031,059) 121,112,796
Corporate Bonds - 81.5%
Basic Materials - 0.4%
Kraton Corp., 5.0000%, 7/15/27 (144A) 9,350,000 9,393,918
Consumer, Cyclical - 7.7%
BMW US Capital LLC, SOFRINDX + 0.8400%, 6.2138%, 4/1/25 (144A)
‡
7,025,000 7,052,572
BMW US Capital LLC, 5.3000%, 8/11/25 (144A) 6,250,000 6,264,888
Daimler Truck Finance Canada, Inc., 2.4600%, 12/15/26 CAD 8,960,000 6,240,122
Daimler Truck Finance North America LLC, 5.0000%, 1/15/27 (144A) $ 3,240,000 3,251,202
Daimler Truck Finance North America LLC, 5.1250%, 9/25/27 (144A) 6,810,000 6,871,307
General Motors Financial Co., Inc., 1.5500%, 9/2/25 AUD 1,590,000 996,515
General Motors Financial Co., Inc., 6.0500%, 10/10/25 $ 1,250,000 1,262,247
General Motors Financial Co., Inc., 5.4000%, 4/6/26 3,230,000 3,245,782
General Motors Financial Co., Inc., 5.1500%, 8/15/26 GBP 4,690,000 6,018,046
General Motors Financial Co., Inc., 5.4000%, 5/8/27 $ 7,000,000 7,078,473
General Motors Financial Co., Inc., 5.3500%, 7/15/27 9,000,000 9,092,701
Hyundai Capital America, 1.0000%, 9/17/24 (144A) 3,225,000 3,205,527
Hyundai Capital America, 5.5000%, 3/30/26 (144A) 10,125,000 10,191,038
Hyundai Capital America, 5.6500%, 6/26/26 (144A) 7,645,000 7,727,542
Hyundai Capital America, 5.9500%, 9/21/26 (144A) 12,525,000 12,745,511
Marriott International, Inc., 5.4500%, 9/15/26 16,885,000 17,126,160
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 12,262,437
McDonald's Corp., 3.4500%, 9/8/26 AUD 1,000,000 638,450
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26 (144A) $ 12,100,000 12,206,019
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 AUD 13,370,000 8,384,616
Volkswagen Financial Services Australia Pty. Ltd., 4.9500%, 4/13/26 AUD 3,110,000 2,019,221
Volkswagen Financial Services Australia Pty. Ltd., 5.3000%, 2/9/27 AUD 1,670,000 1,090,153
Volkswagen Group of America Finance LLC, 5.7000%, 9/12/26 (144A) $ 14,575,000 14,781,967
Volkswagen Group of America Finance LLC, 6.0000%, 11/16/26 (144A) 13,200,000 13,491,588
173,244,084
Consumer, Non-cyclical - 11.1%
Amgen, Inc., 5.2500%, 3/2/25 4,650,000 4,646,036
Amgen, Inc., 5.5070%, 3/2/26 20,025,000 20,025,187
Cargill, Inc., 3.5000%, 4/22/25 (144A) 4,675,000 4,619,085
Cargill, Inc., 4.8750%, 10/10/25 (144A) 7,375,000 7,379,740
Cargill, Inc., 4.5000%, 6/24/26 (144A) 5,750,000 5,732,639
GE HealthCare Technologies, Inc., 5.5500%, 11/15/24 24,975,000 24,964,896

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Humana, Inc., 5.7000%, 3/13/26 $ 20,000,000 $ 20,000,407
Humana, Inc., 1.3500%, 2/3/27 4,550,000 4,186,868
Humana, Inc., 5.7500%, 3/1/28 3,550,000 3,660,267
Icon Investments Six DAC, 5.8090%, 5/8/27 11,520,000 11,751,651
Illumina, Inc., 5.8000%, 12/12/25 22,875,000 23,032,599
Illumina, Inc., 5.7500%, 12/13/27 5,630,000 5,773,581
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 29,300,000 18,073,334
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 AUD 3,800,000 2,259,509
Pfizer Investment Enterprises Pte. Ltd., 4.4500%, 5/19/26 $ 26,550,000 26,450,059
Smith & Nephew plc, 5.1500%, 3/20/27 6,270,000 6,325,205
Solventum Corp., 5.4500%, 2/25/27 (144A) 22,400,000 22,610,962
Solventum Corp., 5.4000%, 3/1/29 (144A) 5,790,000 5,861,658
Thermo Fisher Scientific, Inc., 5.0000%, 12/5/26 10,400,000 10,507,623
Universal Health Services, Inc., 1.6500%, 9/1/26 23,425,000 21,820,526
249,681,832
Energy - 2.8%
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26 (144A) 11,486,000 11,661,840
Enbridge, Inc., 5.9000%, 11/15/26 5,000,000 5,108,006
Enbridge, Inc., 3.2000%, 6/8/27 CAD 14,500,000 10,244,099
Energy Transfer LP, 6.0500%, 12/1/26 $ 13,440,000 13,741,889
ONEOK, Inc., 5.5500%, 11/1/26 6,600,000 6,692,256
Williams Cos., Inc. (The), 5.4000%, 3/2/26 15,050,000 15,152,590
62,600,680
Financial - 46.6%
AerCap Ireland Capital DAC, 1.6500%, 10/29/24 1,951,000 1,931,553
AerCap Ireland Capital DAC, 6.1000%, 1/15/27 8,375,000 8,578,192
AerCap Ireland Capital DAC, 6.4500%, 4/15/27 19,617,000 20,306,870
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 2,980,244
Air Lease Corp., 0.8000%, 8/18/24 16,350,000 16,310,715
Air Lease Corp., 5.3000%, 6/25/26 10,020,000 10,080,490
Air Lease Corp., 1.8750%, 8/15/26 6,235,000 5,856,486
American Express Co., SOFRINDX + 0.9300%, 6.3253%, 3/4/25
‡
12,900,000 12,946,821
American Express Co., SOFR + 0.9990%, 4.9900%, 5/1/26
‡
9,450,000 9,424,341
American Express Co., SOFR + 1.3300%, 6.3380%, 10/30/26
‡
4,000,000 4,058,546
American Express Co., SOFR + 0.7500%, 5.6450%, 4/23/27
‡
5,375,000 5,436,021
American Express Co., SOFR + 1.0000%, 5.0980%, 2/16/28
‡
1,950,000 1,960,326
American Tower Corp., 3.5500%, 7/15/27 12,000,000 11,564,701
ANZ New Zealand International Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 13,005,566
Aon North America, Inc., 5.1250%, 3/1/27 12,795,000 12,939,348
Athene Global Funding, 1.7160%, 1/7/25 (144A) 5,156,000 5,066,429
Athene Global Funding, 5.6840%, 2/23/26 (144A) 9,660,000 9,730,460
Athene Global Funding, 5.6200%, 5/8/26 (144A) 11,500,000 11,604,024
Athene Global Funding, 1.6080%, 6/29/26 (144A) 20,235,000 18,987,911
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 623,314
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
0.8300%, 5.2753%, 3/31/26
‡
AUD 15,500,000 10,174,265
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 6.1850%, 2/26/31
‡
AUD 150,000 99,192
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.7000%, 5.9060%, 8/12/32
‡
AUD 10,000,000 6,653,809
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8300%, 6.1240%, 7/25/39
‡
AUD 5,192,000 3,403,639
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 13,168,000 12,510,100

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) $ 15,250,000 $ 14,253,348
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 1.6500%, 6.5270%, 11/7/27
‡
9,600,000 9,909,631
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
5.9403%, 11/24/25
‡
AUD 8,150,000 5,350,477
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
6.0426%, 2/21/28
‡
AUD 38,220,000 25,160,668
Bank of America Corp., SOFR + 1.1500%, 1.3190%, 6/19/26
‡
$ 25,135,000 24,271,646
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
5.6200%, 5/15/26
‡
AUD 13,600,000 8,953,014
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.9333%, 10/14/31
‡
AUD 800,000 522,275
Blackstone Holdings Finance Co. LLC, 5.9000%, 11/3/27 (144A) $ 12,525,000 12,923,455
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 AUD 3,270,000 1,900,511
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26
‡
$ 100,000 98,404
Citigroup, Inc., SOFR + 1.5460%, 5.6100%, 9/29/26
‡
35,000,000 35,149,058
Commonwealth Bank of Australia, 4.2000%, 8/18/25 AUD 600,000 390,081
Commonwealth Bank of Australia, 5.3160%, 3/13/26 $ 14,875,000 15,031,025
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
6.1573%, 9/10/30
‡
AUD 12,500,000 8,236,452
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
5.6625%, 8/20/31
‡
AUD 16,600,000 10,872,970
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.7000%,
7.0775%, 11/9/32
‡
AUD 10,000,000 6,803,999
Commonwealth Bank of Australia, US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34
‡
$ 6,000,000 5,536,634
Computershare US, Inc., 3.1470%, 11/30/27 AUD 1,070,000 652,197
Corebridge Financial, Inc., 3.5000%, 4/4/25 $ 11,975,000 11,803,222
Corebridge Financial, Inc., 3.6500%, 4/5/27 9,833,000 9,532,003
Credit Union Australia Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
5.9292%, 12/1/25
‡
AUD 2,350,000 1,545,269
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 0.9500%, 5.4270%, 3/1/28 (144A)
‡
$ 13,400,000 13,565,338
DBS Group Holdings Ltd., 5.4790%, 9/12/25 (144A) 15,800,000 15,921,933
Goldman Sachs Bank USA, SOFR + 0.7770%, 5.2830%, 3/18/27
‡
33,575,000 33,708,213
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 5.8956%, 9/10/24
‡
17,625,000 17,625,652
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24 AUD 5,780,000 3,769,056
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.7709%, 9/16/31
‡
AUD 1,000,000 645,249
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.8209%, 12/15/36
‡
AUD 8,550,000 5,677,942
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
6.7209%, 6/15/45
‡
AUD 6,730,000 4,425,050
JPMorgan Chase & Co., SOFR + 0.9150%, 2.5950%, 2/24/26
‡
$ 7,300,000 7,188,279
JPMorgan Chase & Co., SOFR + 1.3300%, 6.0700%, 10/22/27
‡
19,050,000 19,544,649
JPMorgan Chase & Co., SOFR + 0.9300%, 5.5710%, 4/22/28
‡
15,500,000 15,790,556
JPMorgan Chase & Co., SOFR + 0.9300%, 4.9790%, 7/22/28
‡
13,500,000 13,569,606
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.8209%, 3/17/25
‡
AUD 3,280,000 2,147,730
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.8850%, 5/25/26
‡
AUD 19,100,000 12,565,448
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.8000%,
8.1709%, 3/16/28
‡
AUD 5,010,000 3,404,919

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.4800%, 5.9850%, 8/7/27
‡
$ 3,600,000 $ 3,661,018
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.6800%,
6.0258%, 3/6/30
‡
AUD 5,240,000 3,443,522
Logicor UK plc, 1.8750%, 11/17/26 GBP 656,000 786,723
LPL Holdings, Inc., 5.7000%, 5/20/27 $ 16,965,000 17,144,747
LPL Holdings, Inc., 4.6250%, 11/15/27 (144A) 23,156,000 22,618,503
Lseg US Fin Corp., 4.8750%, 3/28/27 (144A) 7,725,000 7,738,576
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
7.2350%, 5/28/30
‡
AUD 19,800,000 13,103,755
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
5.9209%, 6/17/31
‡
AUD 6,980,000 4,585,105
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.9500%,
6.2992%, 3/1/34
‡
AUD 12,190,000 8,055,385
Macquarie Group Ltd., 6.2070%, 11/22/24 (144A) $ 28,900,000 28,962,982
Macquarie Group Ltd., SOFR + 0.6940%, 1.2010%, 10/14/25 (144A)
‡
6,725,000 6,663,493
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
2,100,000 1,951,808
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26
‡
1,400,000 1,367,068
Morgan Stanley, SOFR + 1.7700%, 6.1380%, 10/16/26
‡
16,250,000 16,432,767
Morgan Stanley Bank NA, SOFR + 0.7800%, 6.1211%, 7/16/25
‡
9,000,000 9,037,710
Morgan Stanley Bank NA, SOFR + 1.0800%, 4.9520%, 1/14/28
‡
31,050,000 31,120,936
Nasdaq, Inc., 5.6500%, 6/28/25 4,940,000 4,954,914
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 0.7800%,
5.1504%, 5/12/26
‡
AUD 10,000,000 6,558,689
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
6.0425%, 11/18/30
‡
AUD 24,275,000 15,999,153
Newcastle Greater Mutual Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 6.2203%, 2/14/29
‡
AUD 20,400,000 13,532,341
Nordea Bank Abp, SOFR + 0.9600%, 6.3336%, 6/6/25 (144A)
‡
$ 6,925,000 6,960,871
Royal Bank of Canada, 5.2000%, 7/20/26 22,100,000 22,290,712
Royal Bank of Canada, 4.8750%, 1/19/27 8,325,000 8,362,795
Santander UK Group Holdings plc, SOFR + 2.7490%, 6.8330%, 11/21/26
‡
14,190,000 14,448,419
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.3000%,
6.6492%, 6/1/37
‡
AUD 17,200,000 11,451,410
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.6500%,
6.9992%, 12/1/38
‡
AUD 4,500,000 3,042,556
Teachers Mutual Bank Ltd., 90 Day Australian Bank Bill Rate + 1.3000%,
5.7056%, 6/21/27
‡
AUD 16,140,000 10,555,442
Trinity Acquisition plc, 4.4000%, 3/15/26 $ 17,097,000 16,901,748
UBS AG, 7.5000%, 7/15/25 12,150,000 12,350,217
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,297,177
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
5.8783%, 6/27/25
‡
AUD 610,000 399,386
Vicinity Centres Trust, 4.0000%, 4/26/27 AUD 150,000 95,349
Wells Fargo & Co., CME Term SOFR 3 Month + 1.0116%, 2.1640%, 2/11/26
‡
$ 9,590,000 9,425,560
Wells Fargo & Co., SOFR + 1.3200%, 6.6548%, 4/25/26
‡
3,500,000 3,528,640
Wells Fargo & Co., CDOR USD 3 Month + 1.0650%, 4.1680%, 4/28/26
‡
CAD 22,600,000 16,294,184
Wells Fargo & Co., SOFR + 2.0000%, 2.1880%, 4/30/26
‡
$ 13,000,000 12,692,608
Wells Fargo & Co., SOFR + 1.0700%, 5.7070%, 4/22/28
‡
7,870,000 8,023,613
Wells Fargo Bank NA, 5.4500%, 8/7/26 7,000,000 7,093,965
Westpac Banking Corp., 5.3500%, 10/18/24 8,000,000 7,997,010
Westpac Banking Corp., 4.6000%, 2/16/26 AUD 3,100,000 2,023,034
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.7500%,
5.1318%, 8/10/26
‡
AUD 20,000,000 13,105,036

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
5.6004%, 11/11/27
‡
AUD 3,300,000 $ 2,188,766
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
AUD 14,022,000 9,152,795
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
6.3150%, 8/27/29
‡
AUD 6,700,000 4,378,513
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
6.0300%, 1/29/31
‡
AUD 11,800,000 7,757,002
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8800%,
6.3396%, 4/3/34
‡
AUD 9,500,000 6,263,469
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.9720%, 7/10/34
‡
AUD 6,500,000 4,329,587
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
6.1309%, 7/10/34
‡
AUD 14,300,000 9,341,355
Willis North America, Inc., 4.6500%, 6/15/27 $ 4,599,000 4,572,169
1,048,721,905
Industrial - 2.6%
BAE Systems plc, 5.0000%, 3/26/27 (144A) 13,915,000 13,982,995
CNH Industrial Capital Australia Pty. Ltd., 5.8000%, 7/13/26 AUD 29,790,000 19,736,333
CNH Industrial Capital Australia Pty. Ltd., 5.4000%, 5/17/27 AUD 15,100,000 9,935,353
Fortive Corp., 3.1500%, 6/15/26 $ 6,500,000 6,280,261
Penske Truck Leasing Co. LP, 5.3500%, 1/12/27 (144A) 7,900,000 7,973,521
57,908,463
Technology - 3.1%
Broadcom, Inc., 5.0500%, 7/12/27 21,525,000 21,717,697
Fiserv, Inc., 5.1500%, 3/15/27 11,838,000 11,976,718
SK Hynix, Inc., 5.5000%, 1/16/27 (144A) 10,045,000 10,123,200
VMware LLC, 1.0000%, 8/15/24 11,867,000 11,844,327
VMware LLC, 1.4000%, 8/15/26 13,690,000 12,768,742
68,430,684
Utilities - 7.2%
Algonquin Power & Utilities Corp., 5.3650%, 6/15/26
Ç
5,110,000 5,122,470
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 AUD 17,320,000 11,273,203
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
5.7110%, 10/30/24
‡
AUD 22,900,000 14,958,944
DTE Energy Co., 4.2200%, 11/1/24
Ç
$ 18,735,000 18,645,966
DTE Energy Co., 4.9500%, 7/1/27 9,300,000 9,334,339
Duke Energy Corp., 4.8500%, 1/5/27 12,800,000 12,850,977
Duke Energy Corp., 3.1500%, 8/15/27 13,250,000 12,666,721
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,123,397
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 AUD 5,480,000 3,574,754
Georgia Power Co., 5.0040%, 2/23/27 $ 6,520,000 6,583,568
Georgia Power Co., 3.2500%, 3/30/27 5,866,000 5,665,339
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 AUD 1,300,000 844,350
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
5.6896%, 12/6/24
‡
AUD 14,620,000 9,549,056
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 AUD 570,000 349,751
NRG Energy, Inc., 2.0000%, 12/2/25 (144A) $ 5,600,000 5,351,306
NRG Energy, Inc., 2.4500%, 12/2/27 (144A) 10,933,000 10,032,339
Vistra Operations Co. LLC, 5.1250%, 5/13/25 (144A) 23,711,000 23,591,945
Vistra Operations Co. LLC, 3.7000%, 1/30/27 (144A) 11,150,000 10,769,113
162,287,538
Total Corporate Bonds (cost $1,839,873,971) 1,832,269,104

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Foreign Government Bonds - 1.8%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 5.0923%, 9/23/25
‡
AUD 17,230,000 $ 11,260,285
Korea Electric Power Corp., 4.8750%, 1/31/27 (144A) $ 23,450,000 23,539,713
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) 7,100,000 6,769,345
Total Foreign Government Bonds (cost $42,790,403) 41,569,343
Mortgage-Backed Securities - 6.0%
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6912% ,
0.0000% , 8/15/39 (144A)
‡
5,600,000 5,587,430
BX Trust , CME Term SOFR 1 Month + 1.4914% , 6.8202% , 7/15/29 (144A)
‡
9,558,713 9,532,650
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 6.8971%, 10/25/41 (144A)
‡
8,776,910 8,826,281
SOFR30A + 2.5000%, 7.8481%, 9/25/42 (144A)
‡
4,379,090 4,467,366
SOFR30A + 2.4000%, 7.7481%, 12/25/42 (144A)
‡
5,021,447 5,177,120
SOFR30A + 2.5000%, 7.8471%, 4/25/43 (144A)
‡
2,723,031 2,782,003
SOFR30A + 1.7000%, 7.0471%, 7/25/43 (144A)
‡
2,726,431 2,744,814
SOFR30A + 1.0500%, 6.3971%, 1/25/44 (144A)
‡
13,208,345 13,222,715
SOFR30A + 1.1000%, 6.4471%, 2/25/44 (144A)
‡
3,938,853 3,939,843
SOFR30A + 1.0000%, 6.3358%, 7/25/44 (144A)
‡
2,801,000 2,801,291
FHLMC STACR REMIC Trust
SOFR30A + 2.3000%, 7.6471%, 8/25/42 (144A)
‡
4,052,907 4,146,514
SOFR30A + 2.1000%, 7.4471%, 3/25/43 (144A)
‡
3,553,141 3,621,898
SOFR30A + 2.0000%, 7.3471%, 5/25/43 (144A)
‡
1,947,536 1,972,898
SOFR30A + 2.0000%, 7.3471%, 6/25/43 (144A)
‡
6,594,116 6,636,361
SOFR30A + 1.8500%, 7.1971%, 11/25/43 (144A)
‡
2,436,227 2,468,900
SOFR30A + 1.3500%, 6.6971%, 2/25/44 (144A)
‡
5,413,822 5,430,721
SOFR30A + 1.2500%, 6.5971%, 3/25/44 (144A)
‡
2,702,339 2,706,120
SOFR30A + 1.2000%, 6.5471%, 5/25/44 (144A)
‡
3,791,360 3,799,506
FHLMC, REMIC , SOFR30A + 1.1500% , 6.4945% , 8/25/54
‡
22,425,000 22,490,015
NRTH Mortgage Trust , CME Term SOFR 1 Month + 1.6413% , 6.9701% , 3/15/39
(144A)
‡
11,400,000 11,357,889
Resimac Bastille Trust , 30 Day Australian Bank Bill Rate + 1.3500% ,
5.6500% , 9/13/55
‡
AUD 17,235,000 11,265,992
Total Mortgage-Backed Securities (cost $134,222,638) 134,978,327
Exchange Traded Fund - 1.3%
Janus Henderson AAA CLO ETF
£
(cost $27,667,778) 550,000 28,006,000
Investment Companies - 0.1%
Money Market Funds - 0.1%
Federated Government Cash Series, Institutional Class, 5.2468%
∞
(cost
$1,201,345) 1,201,345 1,201,345
Commercial Paper - 3.2%
AutoNation, Inc., 5.8009%, 8/1/24 (Section 4(2)) $ 12,050,000 12,048,018
Global Payments, Inc., 5.9610%, 8/1/24 (Section 4(2)) 26,700,000 26,695,573
Jabil, Inc., 5.8710%, 8/1/24 (Section 4(2)) 21,900,000 21,896,308
Jabil, Inc., 5.8710%, 8/2/24 (Section 4(2)) 13,000,000 12,995,618
Total Commercial Paper (cost $73,647,880) 73,635,517
Total Investments (total cost $2,240,435,074 ) - 99.3% 2,232,772,432
Cash, Receivables and Other Assets, net of Liabilities - 0.7% 16,605,667
Net Assets - 100.0% $2,249,378,099

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,458,825,611 65.5%
Australia 473,974,536 21.2
United Kingdom 72,555,196 3.2
Canada 57,368,204 2.6
Ireland 45,548,510 2.0
Singapore 42,371,992 1.9
South Korea 40,432,258 1.8
Denmark 13,565,338 0.6
New Zealand 11,260,285 0.5
Spain 9,909,631 0.4
Finland 6,960,871 0.3
Total $ 2,232,772,432 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/24
............. Shares
Held at
7/31/24
Dividend
Income
Investment Company - 1.3%
Exchange Traded Fund - 1.3%
Janus Henderson AAA
CLO ETF $ 27,637,500 $ – $ – $ – $ 368,500 $ 28,006,000 550,000 $ 1,345,259
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America N.A.
Australian Dollar 10/25/24 (31,700,000) $ 20,781,398 $ (39,086)
–
Citibank N.A.
Great British Pound 8/19/24 (20,850,000) 27,134,280 (348,905)
–
HSBC BANK USA, N.A.
Australian Dollar 10/25/24 726,400,000 (479,248,139) 3,941,665
Canadian Dollar 10/25/24 63,285,000 (46,014,324) 91,191
4,032,856
Morgan Stanley & Co.
Great British Pound 8/19/24 20,850,000 (27,045,315) 259,940
Great British Pound 10/25/24 5,700,000 (7,370,535) 44,251
304,191
Total $3,949,056

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
Canada 2 Year Bonds 3,857 9/18/24 $ 290,241,728 $ 2,743,979
Euro-Schatz 2,470 9/6/24 283,515,881 1,775,264
Total - Futures Long 4,519,243
Futures Short:
Australia 10 Year Bonds 42 9/16/24 (3,161,716) (31,100)
Australia 3 Year Bonds 1,021 9/16/24 (70,948,871) (505,112)
U.S. Treasury 2 Year Notes 3,385 9/30/24 (695,167,931) (6,069,432)
U.S. Treasury 5 Year Notes 420 9/30/24 (45,314,063) (945,420)
Total - Futures Short (7,551,064)
Total $(3,031,821)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.41-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/28 $ 79,400,000 $ 770,239 $ (1,049,018) $ (1,819,257)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 5.1200% Fixed Quarterly 4/22/26 82,265,000 NZD $ – $ 1,228,107 $ 1,228,107
3 Month BBR 5.5100% Fixed Quarterly 8/16/25 31,965,000 NZD – 385,760 385,760
3 Month BBR 4.9275% Fixed Quarterly 5/21/26 49,000,000 NZD – 267,688 267,688
3 Month BBR 5.4400% Fixed Quarterly 7/27/25 63,455,000 NZD – 208,988 208,988
3 Month BBR 5.6150% Fixed Quarterly 7/13/25 32,632,700 NZD – 128,961 128,961
3 Month BBR 5.3775% Fixed Quarterly 7/19/25 32,632,700 NZD – 88,621 88,621
4.5330% Fixed 3 Month BBR Quarterly 11/08/25 30,962,500 AUD – (7,160) (7,160)
3 Month BBR 5.3125% Fixed Quarterly 11/09/25 32,950,000 NZD – (14,091) (14,091)
4.4950% Fixed 3 Month BBR Semi-Annual 5/21/34 11,671,000 NZD – (229,376) (229,376)
Total $– $2,057,498 $2,057,498

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2024

Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2024
Futures contracts:
Average notional amount of contracts - long $485,377,856
Average notional amount of contracts - short 715,899,786
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 58,193,761
Average amounts sold - in USD 584,612,098
Credit default swaps:
Average notional amount - buy protection 97,000,000
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 39,240,168
Average notional amount - pay floating rate/receive fixed rate 166,207,983
Swaptions:
Average value of swaption contracts purchased 564,093
Average value of swaption contracts written 276,012

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

o
AUD Australian Dollar
CAD Canadian Dollar
CDOR Canadian Dollar Offered Rate
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
GBP British Pound
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
∞ Rate shown is the 7-day yield as of July 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended July 31, 2024 is $73,635,517 which represents 3.3% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2024 is $642,655,537 which represents 28.6% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 121,112,796 $ — $ 121,112,796
Corporate Bonds — 1,832,269,104 — 1,832,269,104
Foreign Government Bonds — 41,569,343 — 41,569,343
Mortgage-Backed Securities — 134,978,327 — 134,978,327
Exchange Traded Fund 28,006,000 — — $ 28,006,000
Investment Companies 1,201,345 — — 1,201,345
Commercial Paper — 73,635,517 — 73,635,517
Total Investments in Securities $ 29,207,345 $ 2,203,565,087 $ — $ 2,232,772,432
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 2,308,125 $ — $ 2,308,125
Forward Foreign Currency Exchange
Contracts — 4,337,047 — 4,337,047
Futures Contracts 4,519,243 — — 4,519,243
Total Other Financial Instruments $ 4,519,243 $ 6,645,172 $ — $ 11,164,415
Total Assets $ 33,726,588 $ 2,210,210,259 $ — $ 2,243,936,847
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 1,299,646 $ — $ 1,299,646
Forward Foreign Currency Exchange
Contracts — 387,991 — 387,991
Futures Contracts 7,551,064 — — 7,551,064
Total Liabilities $ 7,551,064 $ 1,687,637 $ — $ 9,238,701
(a) Other financial instruments include forward foreign currency exchange contracts, futures and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70333 09-24